Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Jan. 24, 2025	Jan. 23, 2025	Dec. 31, 2024	Oct. 20, 2022	Oct. 19, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000		10,000,000
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Common stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000	4,500,000,000	100,000,000	4,500,000,000	600,000,000
Common stock, shares issued	3,727,085	3,142,371	2,586,982			2,586,982
Common stock, shares outstanding	3,727,085	3,142,371	2,586,982			2,586,982